Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,079,000
Previously Paid Amount	0.00
Total Fee Amount	93.87
Total Offset Amount	0.00
Net Fee	93.87
Narrative - Max Aggregate Offering Price	$ 1,079,000
Final Prospectus	true